FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Pentwater Capital Management LP
Address:        227 West Monroe Street, Suite 4000
                Chicago, IL   60606

13F File Number: 28-12843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature, Place, and Date of Signing:

  "Neal Nenadovic  Chicago, IL  02/13/2008"


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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Report Summary:

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

Number of Other Included Managers:                         None

Form 13F Information Table Entry Total:                      27

Form 13F Information Table Values Total (thousands):    542,594


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
                                                 FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
AMERICREDIT CORP               NOTE             03060RAP6      911  2000000 PRN      SOLE              2000000      0    0
BANK OF AMERICA CORPORATION    COM              060605904     7533   535000 SH  CALL SOLE               535000      0    0
CHIPOTLE MEXICAN GRILL INC     CL A             169656105     2169    35000 SH       SOLE                35000      0    0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204     1719    30000 SH       SOLE                30000      0    0
CHIPOTLE MEXICAN GRILL INC     COM              169656955     4029    65000 SH  PUT  SOLE                65000      0    0
CITRIX SYSTEMS INC             COM              177376100      648    27500 SH       SOLE                27500      0    0
EMBARQ CORPORATION             COM              29078E105     2424    67400 SH       SOLE                67400      0    0
GENENTECH INC                  COM              368710406    57622   695000 SH       SOLE               695000      0    0
GENENTECH INC                  COM              368710956    76277   920000 SH  PUT  SOLE               920000      0    0
HUNTSMAN CORP                  COM              447011107     2236   650000 SH       SOLE               650000      0    0
MENTOR CORPORATION MINN        COM              587188103    21679   700920 SH       SOLE               700920      0    0
MERRILL LYNCH & COMPANY INC    COM              590188108    72331  6214000 SH       SOLE              6214000      0    0
MERRILL LYNCH & COMPANY INC    NOTE             590188W46    21669 20000000 PRN      SOLE             20000000      0    0
NATIONWIDE FINANCIAL SERVICES  CL A             638612101     7309   140000 SH       SOLE               140000      0    0
INC
ROHM AND HAAS COMPANY          COM              775371907    41152   666000 SH  CALL SOLE               666000      0    0
ROHM AND HAAS COMPANY          COM              775371107    38001   615000 SH       SOLE               615000      0    0
ROHM AND HAAS COMPANY          COM              775371957    60078   972300 SH  PUT  SOLE               972300      0    0
SIRIUS XM RADIO INC            COM              82967N958       78   650000 SH  PUT  SOLE               650000      0    0
SIX FLAGS INC                  PIERS            83001P505       18    25000 SH       SOLE                25000      0    0
SMUCKER J M COMPANY            COM              832696405     8455   195000 SH       SOLE               195000      0    0
STEWART ENTERPRISES INC        NOTE             860370AH8     1344  3000000 PRN      SOLE              3000000      0    0
STEWART ENTERPRISES INC        NOTE             860370AK1     4872 11000000 PRN      SOLE             11000000      0    0
UST INC                        COM              902911106      694    10000 SH       SOLE                10000      0    0
VMWARE INC                     CL A             928563402     1540    65000 SH       SOLE                65000      0    0
WACHOVIA CORPORATION           COM              929903102   106365 19199400 SH       SOLE             19199400      0    0
WELLS FARGO & COMPANY          COM              949746951      221     7500 SH  PUT  SOLE                 7500      0    0
YAHOO INC                      COM              984332906     1220   100000 SH  CALL SOLE               100000      0    0